RELATED PARTY TRANSACTIONS - Due to Related Parties (Details) - USD ($)		Oct. 31, 2021	Oct. 31, 2020
Related Party Transaction [Line Items]
Amount due to related parties		$ 2,564	$ 241,097
Beijing Ruibozhongying Technology Development Co., Ltd
Related Party Transaction [Line Items]
Amount due to related parties	[1]		238,642
WDZG Consulting
Related Party Transaction [Line Items]
Amount due to related parties		$ 2,564	$ 2,455

[1]	An entity controlled by WDZG Consulting.